           As filed with the U.S. Securities and Exchange Commission
                               on June 19, 2000

                       Securities Act File No. 333-92935
                   Investment Company Act File No. 811-09729

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

                  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [x]
                                Post-Effective Amendment No. 3               [x]

                                     and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [x]
                                                Amendment No. 3              [x]

                        (Check appropriate box or boxes)

                                 iShares Trust
                                 -------------

               (Exact Name of Registrant as Specified in Charter)

         c/o Investors Bank & Trust Company
         200 Clarendon Street
         Boston, MA                                      02116
         ----------                                      -----

         (Address of Principal Executive Office)       (Zip Code)

     Registrant's Telephone Number, including Area Code:  (415) 597-2000

         The Corporation Trust Company
         1209 Orange Street
         Wilmington, DE 19801
         --------------------

         (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to  [ ] On (date) pursuant to
      paragraph (b)                             paragraph (b)

[ ] 60 days after filing pursuant to     [ ] On (date) pursuant to paragraph
      paragraph (a)(1)                          (a)(1)

[X] 75 days after filing pursuant to     [ ] On (date) pursuant to paragraph
      paragraph (a)(2)                          (a)(2) of Rule 485

If appropriate, check the following box:


[ ] The post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             CROSS-REFERENCE SHEET
                                   FORM N-1A

PART A

Form N-1A Item                  Prospectus Captions
Number

Item 1                          Front and Back Cover Pages

Item 2                          Description of the Fund

Item 3                          Description of the Fund

Item 4                          Overview; Description of the Fund

Item 5                          Not Applicable

Item 6                          Management

Item 7                          Shareholder Information

Item 8                          Description of the Fund

Item 9                          Not Applicable

PART B

Form N-1A Item                  Statement of Additional Information
Number

Item 10.                        Cover Page; Table of Contents

Item 11.                        General Description of the Trust and
                                the Fund

Item 12. General Description of the Trust and the Fund; Investment Strategies and Risks; Investment Limitations

Item 13.                        Management

Item 14.                        Not Applicable

Item 15.                        Management

Item 16.                        Brokerage Transactions

Item 17.                        Additional Information Concerning the
                                Trust

Item 18. Creation and Redemption of Creation Unit Aggregations; Determination of NAV; Dividends and Distributions

Item 19.                        Taxes

Item 20.                        Not Applicable

Item 21.                        Performance and Other Information

Item 22.                        Not Applicable

PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C of this Registration Statement.

Signatures                      Signature Page
iShares/(SM)/

iShares Trust

The iShares Trust consists of 36 separate investment portfolios called "funds". Each fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index. Barclays Global Fund Advisors is the advisor to each fund. This prospectus relates to the iShares S&P 100 Index Fund (the "Fund").

The shares of the Fund, called "iShares", are listed for trading on the Chicago Board Options Exchange (the "CBOE"). iShares will trade on the CBOE at market prices throughout the trading day. Market prices for iShares may be different from their net asset value ("NAV"). iShares of the other funds of iShares Trust are also called iShares and are listed for trading on the American Stock Exchange. Each fund has its own Cusip number and exchange trading symbol.

The Fund issues and redeems iShares at NAV -- only in large blocks of 50,000 iShares ("Creation Units") or multiples thereof. These Creation Unit transactions are usually in exchange for a basket of stocks and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   Prospectus
                               ___________, 2000

                                           Table of Contents

Details on Investing in iShares    Overview  .......................................................  1

                                   Introduction  ...................................................  1
                                   Investment Objective  ...........................................  1
                                   Principal Investment Strategies  ................................  1
                                   Replication  ....................................................  2
                                   Correlation  ....................................................  2
                                   Industry Concentration Policy  ..................................  2
Details on the Risks of Investing  Principal Risk Factors  .........................................  3
 in iShares
                                   Market Risk  ....................................................  3
                                   Asset Class Risk  ...............................................  3
                                   Passive Investments  ............................................  3
                                   Tracking Error Risk  ............................................  3
                                   Lack of Governmental Insurance or Guarantee  ....................  3
                                   Concentration  ..................................................  4
                                   Derivatives  ....................................................  4
                                   Market Trading Risks  ...........................................  4
                                   Absence of Prior Active Market  .................................  4
                                   Lack of Market Liquidity  .......................................  4
                                   iShares May Trade at Prices Other than NAV  .....................  4

Details on the Fund                Description of the Fund  ........................................  6


Details on Management              Management  .....................................................  9
and Operations
                                   Investment Advisor  .............................................  9
                                   Administrator, Custodian, Transfer Agent and Securities
                                   Lending Agent  ..................................................  9
Details on Buying and Selling
 iShares                           Shareholder Information  ........................................ 10
                                   Buying and Selling iShares  ..................................... 10
                                   Book Entry  ..................................................... 10
                                   iShare Prices  .................................................. 10
                                   Determining NAV  ................................................ 11
                                   Dividends and Distributions  .................................... 11
                                   Taxes.  ......................................................... 11
                                   Taxes on Distributions  ......................................... 11
                                   Taxes when iShares are Sold  .................................... 12
                                   Creations and Redemptions  ...................................... 12
                                   Fund Transaction Fees  .......................................... 12

                                   Distribution  ................................................... 13

                                   Index Provider  ................................................. 13

Overview

Introduction


This Prospectus provides the information you need to make an informed decision about investing in iShares of the Fund. It contains important facts about the iShares Trust as a whole and the Fund in particular.

An index is a group of stocks that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider, in this case Standard & Poor's, determines the relative weightings of the stocks in the index and publishes information regarding the market value of the index.

The Fund is an "index fund" which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100 Index (the "Underlying Index"). Barclays Global Fund Advisors ("BGFA"), the advisor to the Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with the Index Provider. Standard & Poor's, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community.

The Principal Investment Strategies and the Principal Risk Factors sections discuss the principal strategies and risk applicable to the Fund, while the Description of the Fund section provides important information about the Fund, including a brief description of its Underlying Index and principal risks specific to the Fund.

Investment Objective

The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Underlying Index.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the markets it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis.

Indexing may eliminate some of the risks of active management, such as poor stock selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund will invest at least 90% of its total assets in the stocks of the Underlying Index. The Fund may hold up to 10% of its total assets in stocks not included in the Underlying Index. For example, BGFA may invest in stocks not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions). As long as the Fund invests at least 90% of its total assets in the stocks of the Underlying Index, it may also invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents.

Replication

The Fund uses a replication strategy to track the Underlying Index. This means that the Fund invests in substantially all of the stocks in the Underlying Index in approximately the same proportions as in the Underlying Index.

Correlation

An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error".

Industry Concentration Policy

The Fund will not concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that the Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Principal Risk Factors

The Fund is subject to the principal risks described below. Additional principal risks associated with the Fund are discussed under the Description of the Fund section. Some or all of these risks may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

The Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk

The returns from the types of securities in which the Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Passive Investments

The Fund is not actively managed. The Fund may be affected by a general decline in the market segments relating to the Underlying Index. The Fund invests in the securities included in the Underlying Index regardless of their investment merit. BGFA does not attempt to individually select stocks or to take defensive positions in declining markets.

Tracking Error Risk

Factors such as the fees and expenses of the Fund, imperfect correlation between the Fund's stocks and those in the Underlying Index, rounding of share prices, changes to the Underlying Index and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index. The Fund's returns may therefore deviate from those of the Underlying Index.

Lack of Governmental Insurance or Guarantee

An investment in the Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Concentration

If the Underlying Index concentrates in a particular industry or group of industries, the Fund may be adversely affected by the performance of those stocks and be subject to price volatility. In addition, if the Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Market Trading Risks

Absence of Prior Active Market

     Although the iShares described in this Prospectus are listed for trading on the CBOE, there can be no assurance that an active trading market will develop or be maintained.

Lack of Market Liquidity

     Trading in iShares on the CBOE may be halted because of market conditions or for reasons that, in the view of the CBOE, make trading in iShares inadvisable. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to CBOE "circuit breaker" rules. There can be no assurance that the requirements of the CBOE necessary to maintain the listing of the iShares of the Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other than NAV

     iShares may trade below, at, or above their NAV. The NAV of iShares will fluctuate with changes in the market value of the Fund's holdings. The trading prices of iShares will fluctuate in accordance with changes in the Fund's NAV as well as market supply and demand on the CBOE. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAVs of iShares should not be sustained.

     Additional principal risks associated with investing in iShares are discussed in the Description of the Fund section.

Description of the Fund

Cusip: 464287101
CBOE Trading Symbol: IXO
Underlying Index: Standard & Poor's 100 Index/1/
----------------------------------------------

Investment Objective

The iShares S&P 100 Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100 Index (the "Index").

Principal Investment Strategy

The Index measures the performance of the large capitalization sector of the U.S. equity market. It is subset of the S&P 500 Index and consists of blue chip stocks from diverse industries in the S&P 500 Index, representing approximately 40% of the market capitalization of listed U.S. equities. The Fund uses a Replication strategy to try to track the Index.

As of March 31, 2000, the Index consisted of 100 stocks. Its three largest stocks were Microsoft Corporation, General Electric Company and Cisco Systems Inc. (which comprised 9.51%, 8.01% and 5.53%, respectively, of its market capitalization).

Principal Risks Specific to the Fund

  . The stocks in the Index may underperform fixed income investments and stock market indices that track other markets, segments and sectors.

  . The Fund is classified as "non-diversified." A non-diversified fund generally will hold fewer stocks than a diversified fund. As a result, the Fund is more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.





--------------------------

/1/   "Standard & Poor's(R)", "S&P(R)", "Standard & Poor's 100", "S&P 100" and
"S&P 500 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use for certain purposes by BGI. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in iShares of the Fund.

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers. iShares of the Fund are traded on the CBOE.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

    Shareholder Fees
        (fees paid directly from your investment, but see the Creation
Transaction Fees and Redemption Transaction Fees discussion below)      None


   Annual Fund Operating Expenses
        (expenses that are deducted from the Fund's assets)**
        Management Fees                                                 %
        Distribution and Service (12b-1) Fees                           None
        Other Expenses***                                               None

--------------------------------------------------------------------------------
   Total Annual Fund Operating Expenses                                 %
--------------------------------------------------------------------------------

    * You will incur customary brokerage commissions when buying or selling shares of the Fund.

    **  Expressed as a percentage of average net assets.

    *** The Trust's Investment Advisory Agreement provides that BGFA will pay the operating expenses of the Trust, except interest expense and taxes (expected to be de minimus), any future distribution fees or expenses and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:


                              1 Year     3 Years

                              $          $

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in large blocks of 50,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A Standard Creation Transaction Fee of $500 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of March 31, 2000 was $4,075,300. An investor who holds Creation Units and wishes to redeem them at NAV would also pay a Standard Redemption Fee of $500 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the Annual Fund Operating Expenses described in the table above. Assuming an investment in a Creation Unit of $4,075,300 and a 5% return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $_______ if the Creation Unit is redeemed after one year, and $_________ if the Creation Unit is redeemed after three years.

--------------
* See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for the Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team-approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution-related services necessary for the Fund to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with executions of portfolio transactions (which are included in NAV), any distribution fees or expenses and extraordinary expenses.

BGFA will receive a fee from the Fund based on a rate of the Fund's average daily net assets, as shown in the following table.


iShares Index Fund                                      Management Fee
------------------                                      --------------
iShares S&P 100 Index Fund                           %

BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of December 31, 1999, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $791.9 billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund portfolios may also invest.

Administrator, Custodian, Transfer Agent and Securities Lending Agent

Investors Bank & Trust Company ("IBT") is the administrator, custodian, transfer agent and securities lending agent for the Fund.

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of the Fund, is available free of charge by calling toll-free: 1-800-iShares.

Buying and Selling iShares

iShares trade on an auction market on the CBOE during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded stocks. iShares may trade on the CBOE until 4:15 p.m. (Eastern time), every day the CBOE is open. There is no minimum investment, although generally iShares are purchased in "round lots" of 100 iShares. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from the Fund only in Creation Units, as discussed in the Creations and Redemptions section.

iShares trade under the ticker symbol listed under the Description of the Fund section. iShares prices are reported in dollars and fractions per iShare. Fractions are quoted in 1/64s.

The CBOE is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of the Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares on the CBOE may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The CBOE intends to disseminate the approximate value of iShares every fifteen seconds. This approximate value should not be viewed as a "real-time" update of the NAV per iShare, because the approximate value may not be calculated in the same manner as the Fund's NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such amount and makes no warranty as to its accuracy.

Determining NAV

IBT calculates the Fund's NAV in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 4 p.m. Eastern time) every day the New York Stock Exchange (the "NYSE") is open. The NYSE generally is open on the same days as the CBOE. The formula calls for deducting all of the Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. IBT values the securities at their current market prices. If such prices are not readily available, IBT uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

The Fund pays out dividends to investors at least annually and may pay them on a more frequent basis. The Fund distributes its net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

  .  The Fund makes distributions, and
  .  You sell iShares.

Taxes on Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. In general, your distributions are subject to federal income tax for the year when they are paid. Certain dividends paid in January, however, may be treated as paid in the prior year. A distribution may be taxable to you as ordinary income or as capital gain.

Dividends paid out of the Fund's net investment income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the iShares.

If you are neither a lawful permanent resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

The Fund must withhold 31% of a shareholder's distributions and proceeds if the shareholder has not provided a correct taxpayer identification number or social security number in the manner required by law.

Taxes when You Sell iShares

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term capital gain or loss if iShares have been held for more than one year and as short-term capital gain or loss if iShares have been held for one year or less.

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions, and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares are "created" at their NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 iShares. A "creator" deposits into the Fund a portfolio of stocks closely approximating the holdings of the Fund and a specified amount of cash in exchange for 50,000 iShares.

Similarly, iShares can only be redeemed in Creation Units of 50,000 iShares, principally in-kind for a portfolio of stocks held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC Participant. Information about the procedures regarding creation and redemption of Creation Units is included in the Statement of Additional Information.

Fund Transaction Fees

The Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The creation and redemption transaction fees for in-kind creations and redemptions for the Fund are listed below. The creation and redemption transaction fees for creations and redemptions (i) made through DTC and (ii) made for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below. In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust. Redeemers of iShares in Creation Units are responsible for the costs of transferring the Fund Securities from the Trust to their accounts or on their order. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of March 31, 2000, the approximate cost of one Creation Unit per Fund, including the Creation Transaction Fee.

                                      Approximate
                                      -----------
                                       Value of a             Standard              Maximum
                                       ----------             --------              -------
                                     Creation Unit           Creation/             Creation/
                                     -------------           ---------             ---------
                                         as of               Redemption            Redemption
                                         -----               ----------            ----------
Name of Fund                         March 31, 2000       Transaction Fee       Transaction Fee
------------                         --------------       ---------------       ---------------
iShares S&P 100 Index Fund                  $4,075,300                  $500                $2,000


Distribution

SEI Investments Distribution Company (the "Distributor") serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's principal address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund.

Index Provider

Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) is the Index Provider for the S&P 100 Index. Standard & Poor's is not affiliated with the iShares Trust, BGI, BGFA, IBT, the Distributor or the CBOE.

Standard & Poor's, a division of The McGraw-Hill Companies, Inc., provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200 Index, which includes the S&P Europe 350 for Continental Europe and the U.K., the S&P/TSE 60 for Canada, the S&P 500 for the U.S., the S&P/TOPIX 150 for Japan, the S&P Asia Pacific 100 and the S&P Latin America 40. S&P also publishes the S&P MidCap 400, S&P SmallCap 600, S&P SuperComposite 1500 and S&P REIT Composite for the U.S. and the S&P/TSE Canadian MidCap and S&P/TSE Canadian SmallCap Indices. Company additions to and deletions from an S&P equity index do not in any way reflect an opinion on the investment merits of the company.

BGI has entered into a license agreement with Standard & Poor's to use the S&P 100 Index. BGI is sub-licensing rights in the S&P 100 Index to the iShares Trust at no charge.

Disclaimers

The iShares Trust is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of iShares or any member of the public regarding the advisability of investing in securities generally or in iShares particularly or the ability of the S&P Index to track general stock market performance. S&P's only relationship to BGI or BGFA is the licensing of certain trademarks and trade names of S&P and of the S&P Index that is determined, composed and calculated by S&P without regard to BGI, BGFA or the Trust. S&P has no obligation to take the needs of BGI, BGFA or the owners of iShares into consideration in determining, composing or calculating the S&P Index. S&P is not responsible for and has not participated in the determination of the prices and amount of iShares or the timing of the issuance or sale of iShares or in the determination of any financial calculations relating thereto. S&P has no obligation or liability in connection with the administration of the Trust, marketing, or trading of the iShares. S&P does not guarantee the accuracy and/or the completeness of the S&P Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by BGI, BGFA or owners of iShares, or any other person or entity from the use of the S&P Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the S&P Index or any data included therein, even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the CBOE. The CBOE makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a fund to track the total return performance of the Index or the ability of the Index identified herein to track stock market performance. The Index identified herein is determined, composed and calculated by Standard & Poor's without regard to the iShares of any Fund. The CBOE is not responsible for, nor has it participated in, the determination of the compilation or the calculation of the Index, nor in the determination of the timing of, prices of, or quantities of the iShares of the Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The CBOE has no obligation or liability to owners of the iShares of the Fund in connection with the administration, marketing or trading of the iShares of the Fund.

The CBOE does not guarantee the accuracy and/or the completeness of any indices or any data included therein. The CBOE makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of the Fund as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The CBOE makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall the CBOE have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the iShares of the Fund, or any other person or entity from the use of the Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI").

The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Funds or iShares or you wish to obtain the SAI free of charge, please:

     Call:    1-800-iShares
              Monday through Friday
              8:00 a.m. to 8:00 p.m. (Eastern time)

     Write:   iShares Trust
              c/o SEI Investments Distribution Company
              1 Freedom Valley Drive
              Oaks, PA 19456

     Visit:   www.iShares.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The iShares Trust's registration number under the Investment Company Act of 1940 is 811-09729.

No person is authorized to give any information or to make any representations about the Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                   Investment Company Act File No. 811-09729 iShares Trust

Statement of Additional Information

          for the iShares S&P 100 Index Fund



                            Dated ___________, 2000

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated _______, 2000 (the "Prospectus") for the iShares S&P 100 Index Fund (the "Fund"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's Distributor, SEI Investments Distribution Company, at 1 Freedom Valley Drive, Oaks, PA 19456.

                               Table of Contents

General Description of the Trust and the Fund........................................   1
Exchange Listing and Trading.........................................................   2
Investment Strategies and Risks......................................................   2
      Non-diversification............................................................   2
      Loans of Portfolio Securities..................................................   3
      Repurchase Agreements..........................................................   3
      Reverse Repurchase Agreements..................................................   4
      Currency Transactions..........................................................   4
      Money Market Instruments.......................................................   4
      Foreign Securities.............................................................   5
      Investment Companies, REITs....................................................   5
      Illiquid Securities............................................................   5
      Futures and Options............................................................   5
      Options on Futures Contracts...................................................   6
      Restrictions on the Use of Futures Contracts and Options on Futures Contracts..   6
      Swap Agreements................................................................   6
      Future Developments............................................................   7
      General Considerations and Risks...............................................   7
      Risks of Futures and Options Transactions......................................   8
      Risks of Swap Agreements.......................................................   8
Construction and Maintenance Standards for the Underlying Index......................   9
      Index Dissemination............................................................  13
The S&P 100 Index Generally..........................................................  13
Investment Limitations...............................................................  10
Continuous Offering..................................................................  11
Management...........................................................................  12
      Trustees and Officers..........................................................  12
      Remuneration of Trustees and Officers..........................................  13
      Investment Advisor.............................................................  13
      Administrator, Custodian, Transfer Agent and Securities Lending Agent..........  14
      Distributor....................................................................  15
      Index Provider.................................................................  15
Brokerage Transactions...............................................................  16
Additional Information Concerning the Trust..........................................  17
      Capital Stock..................................................................  17
      Book Entry Only System.........................................................  17
      DTC Acts as Securities Depository for the iShares..............................  17
Creation and Redemption of Creation Unit Aggregations................................  19
      Creation.......................................................................  19
      Fund Deposit...................................................................  19
      Procedures for Creation of Creation Unit Aggregations..........................  20
      Placement of Creation Orders for the Fund Using Clearing Process...............  20
      Placement of Creation Orders for the Fund Outside Clearing Process.............  21

      Acceptance of Orders for Creation Unit Aggregations............................  22
      Creation Transaction Fee.......................................................  23
      Redemption of iShares in Creation Unit Aggregations............................  23
      Redemption Transaction Fee.....................................................  24
      Placement of Redemption Orders for the Fund Using Clearing Process.............  24
      Placement of Redemption Orders for the Fund Outside Clearing Process...........  24
Taxes................................................................................  26
      Federal Tax Treatment of Futures and Options Contracts.........................  26
Determination of NAV.................................................................  28
Dividends and Distributions..........................................................  28
      General Policies...............................................................  28
      Dividend Reinvestment Service..................................................  28
Performance and Other Information....................................................  29
Miscellaneous Information............................................................  30
      Counsel........................................................................  30
      Independent Auditors...........................................................  30
      Financial Statements...........................................................  30

General Description of the Trust and the Fund

The Trust currently consists of 36 investment portfolios (each a "fund" and collectively the "funds"). The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series, or portfolios. Each fund in the Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This Statement of Additional Information relates solely to the iShares S&P 100 Index Fund (the "Fund"). The shares of the Fund are referred to herein as "iShares". Shares of other funds of the Trust are also called iShares. Each Fund has its own Cusip number and exchange trading symbol.

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100 Index (the "Underlying Index"). The fund is managed by Barclays Global Fund Advisors ("BGFA").

The Fund offers and issues iShares at their net asset value ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in the Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in this Prospectus have been approved for listing and secondary trading on the Chicago Board Options Exchange (the "CBOE"), subject to notice of issuance. iShares will trade on the CBOE at market prices that may be below, at, or above NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 iShares. The iShares of the other funds of the Trust are listed and traded on the American Stock Exchange.

The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so. iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 125% of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.


Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus in the Overview and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

There can be no assurance that the requirements of the CBOE necessary to maintain the listing of iShares of the Fund will continue to be met. The CBOE may, but is not required to, remove the iShares of the Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the iShares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the CBOE, makes further dealings on the CBOE inadvisable. The CBOE will remove the iShares of the Fund from listing and trading upon termination of the Fund.

As in the case of other securities traded on the CBOE, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

The following table sets forth the ratio of NAV to the Underlying Index's value as of the date of this Statement of Additional Information.
                                                                     Ratio of
                                                                     NAV/Index
iShares Index Fund                                                     Value
------------------                                                   ---------
iShares S&P 100 Index Fund                                              1/10


The Trust reserves the right to adjust the stock prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund. However, the ratio of the Fund's NAV to the Underlying Index value would change in such instance.

Investment Strategies and Risks

The Fund seeks to achieve its objective by investing in common stocks included in the Underlying Index. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund will engage in Replication, by which it holds substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index.

At least 90% of the Fund's total assets will be invested in stocks in the Underlying Index. The Fund may also invest up to 10% of its total assets in futures, options and swap contracts (in each case related to the Underlying Index and its component stocks), cash and cash equivalents, as well as in stocks not included in the Underlying Index if BGFA determines this to be appropriate in light of the Fund's investment objective and relevant investment constraints. The following examples illustrate the circumstances in which the Fund would hold stocks not included in the Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (reconstitutions), the Fund may hold stocks that are announced as additions to the Underlying Index prior to their actual date of inclusion in the Underlying Index. Second, the Fund may hold stocks that have been recently deleted from the Underlying Index due to various corporate action and reconstitutions. Third, the Fund may invest in stocks outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code (the "Code"). In such cases, the stocks outside the Underlying Index will be stocks in the relevant market, market segment, market sector or group of industries tracked by such Underlying Index.

Non-Diversification. The Fund is classified as "non-diversified". A non-diversified classification means that a fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The stocks of a particular issuer, or of issuers in particular industries, may dominate the Underlying Index and, consequently, the Fund's investment portfolio. This may adversely affect the Fund's performance or subject iShares to greater price volatility than that experienced by more diversified investment companies.

The Fund, however, does intend to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may severely limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objectives.

Loans of Portfolio Securities. The Fund may lend its investment securities to approved borrowers. Investors Bank and Trust serves as the lending agent for the Fund and, as such, shares in any net income earned by the Fund. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 30% of the Fund's total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to, the review of the Trust's Board of Trustees (the "Board" or the "Trustees"), so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the SEC, which require that (i) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 100% of the value of the securities loaned (on a "mark-to-market" basis); (ii) the loan be made subject to termination by the Fund at any time; and (iii) the Fund receives reasonable interest on the loan. Securities lending procedures approved by the Board will meet or exceed the requirements stated above and promulgated under the 1940 Act. From time to time, the Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should the Fund enter into a repurchase agreement, the Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Currency Transactions. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by

Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Foreign Securities. The Fund may purchase publicly traded common stocks of foreign corporations represented in the Underlying Index. The Fund's investment in common stock of foreign corporations represented in the Underlying Index may also be in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. The Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Futures and Options. The Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The Fund may enter into futures contracts to purchase security indices when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing options is unlimited.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In view of the above considerations, the Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of the Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, the Fund will not purchase options to the extent that more than 5% of the value of its total assets would be invested in premiums on open put option positions.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of the risks associated with an investment in the Fund is contained in the Prospectus in the Principal Risk Factors and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's iShares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in its underlying index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- e.g. the Fund may not receive the net amount of payments that it contractually is entitled to receive.

Construction and Maintenance Standards for the Underlying Index

Index Dissemination. The CBOE intends to disseminate every fifteen seconds the approximate value of the iShares of the Fund. This approximate value should not be viewed as a "real-time" update of the NAV per iShare of the Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of such amount and makes no warranty as to its accuracy.

A brief description of the Underlying Index on which the Fund is based and the equity markets in which the Fund is invested is provided below.

The S&P Indices Generally.

Component Selection Criteria. The Standard & Poor's Index Committee is responsible for the overall management of the S&P Indices. Companies selected for the indices represent a broad range of industry segments within the U.S. economy. The starting universe, all U.S. publicly traded companies, is screened to eliminate ADRs, mutual funds, limited partnerships, royalty trusts, and REITs. The following criteria are then analyzed to determine a company's eligibility for inclusion in the indices. Ownership of a company's outstanding common shares is carefully analyzed in order to screen out closely held companies. The trading volume of a company's stock is analyzed to ensure ample liquidity and efficient share pricing. Both the financial and operating condition of a company are rigorously analyzed.

Issue Changes. A Company will be removed from the S&P Indices as a result of mergers/acquisitions, bankruptcy, restructuring, or if it is no longer representative of its industry group. A company is removed from the relevant index as close as possible to the actual date on which the event occurred. A company can be removed from an index because it no longer meets current criteria for inclusion and/or is no longer representative of its industry group. All replacement companies are selected based on the above component section criteria.

Index Maintenance. Maintaining the S&P Indices includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs. Share changes of less than 5% are only updated on a quarterly basis on the Friday near the end of the calendar quarter. The divisor is adjusted for changes in company structure to leave the value of the S&P Indices unaffected. All divisor adjustments are made after the close of trading and after the calculation of the closing value of the S&P Indices.

Index Availability. The S&P Indices are calculated continuously and widely disseminated to major data vendors.

S&P 100 Index
Number of Components:    100

Index Description. The S&P 100 Index measures the performance of the large capitalization sector of the U.S. equity market. It is a subset of the S&P 500 Index. The Index is a capitalization- weighted index representing stocks from a broad range of industries, chosen for market size, liquidity and industry group representation. The S&P 100 Index is a widely tracked index for blue-chip stocks. The S&P 100 serves as the basis for the S&P 100 options contract which trades on CBOE. The component stocks are weighted according to the total market value of their outstanding shares. The impact of a component's price change is proportional to the issue's total market value, which is the share price times the number of shares outstanding. These are summed for all 100 stocks and divided by a predetermined base value. The base value of the Index is adjusted to reflect changes in capitalization resulting from mergers, acquisitions, stock rights, substitutions and other capital events. The S&P 100 Index represents approximately 40% of the market capitalization of listed U.S. equities. As of March 31, 2000, the ten largest companies in the Index were Microsoft Corporation, General Electric Company, Cisco Systems Inc., Wal-Mart Stores, Exxon Mobil Corporation, Intel Corporation, Lucent Technologies, International Business Machines, Citigroup, Inc. and Oracle Corporation.

Investment Limitations

The Board has adopted as fundamental policies the Fund's investment objectives and investment restrictions, numbered one through six below. These restrictions cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

The Fund will not:

1. Concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that the Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), the Fund will be limited so that no more than 30% of the value of its total assets (including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, the Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

For purposes of the percentage limitation on the Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid with respect to the Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

    .  The frequency of trades and quotes for the security;

    . The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

    .  Dealer undertakings to make a market in the security; and

    . The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Continuous Offering

The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Fund on an ongoing basis, at any point a "distribution", as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to iShares are reminded that, under the Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the CBOE is satisfied by the fact that the prospectus is available at the CBOE upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Management.

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. The Board currently consists of four (4) Trustees.

                                                                  Principal occupations and
Name (age) Address                         Position               affiliations during the past five years
------------------                         --------               ---------------------------------------
Nathan Most (86)*                          Trustee,               President & Chairman of the Board, iShares, Inc.
PO Box 193                                 President,                (formerly WEBS Index Fund, Inc.) (Since 1996)
Burlingame, CA 94011-0193                  Treasurer,             Consultant to Barclays Global Investors, American Stock
                                           Principal                 Exchange and the Hong Kong Stock Exchange
                                           Financial              Formerly Senior Vice President American Stock Exchange
                                           Officer                   (New Product Development) (1976-1996)
                                                                  Formerly President and Chairman of the Board, Pacific
                                                                     Commodities Exchange (1973-1976)

Thomas E. Flanigan (51)                    Trustee                President, Thomas E. Flanigan, Inc., a pension and
2155 Promontory Point Lane                                           investment consulting firm (since 1997)
Gold River, CA 95670                                              Formerly, Chief Investment Officer, California State
                                                                     Teachers' Retirement System (1985--1997)
                                                                  Formerly held various positions with New York State
                                                                     Common Retirement Fund (1964-1985)

Richard K. Lyons (39)                       Trustee               Professor, University of California, Berkeley: Haas
350 Barrows Hall                                                     School of Business (Since 1993)
Haas School of Business                                           Professor, Columbia University: School of Business &
UC Berkeley                                                          School of International Affairs (1987--1993)
Berkeley, CA 94720                                                Member, Council on Foreign Relations
                                                                  Consultant: IMF World Bank, Federal Reserve Bank,
                                                                     European Commission and United Nations
                                                                  Board of Directors: Matthews International Funds

George G.C. Parker (60)                    Trustee                Associate Dean for Academic Affairs, Director of MBA
Graduate School of Business,                                         Program, Professor, Stanford University: Graduate
Stanford University                                                  School of Business (Since 1988)
521 Memorial Way, Room K301                                       Formerly, Director Executive Education, Stanford
Stanford, CA 94305                                                   Business School (1979-1988)
                                                                  Board of Directors: Affinity Group, Bailard, Biehl and
                                                                     Kaiser, Inc., California Casualty Group of Insurance Companies,
                                                                     Continental Airlines, Inc., Community First Financial Group,
                                                                     Dresdner/RCM Mutual Funds, H. Warshow & Sons, Inc.

Donna M. McCarthy (33)                     Assistant              Director, (formerly Manager) Mutual Fund Administration,
Investors Bank and Trust Company           Treasurer                 Investors Bank and Trust Company
200 Clarendon Street                                              Formerly, Manager, Business Assurance Group, Coopers &
Boston, MA 02116                                                     Lybrand (1988-1994)

Jeffrey J. Gaboury (31)                    Assistant              Manager, Mutual Fund Administration, Reporting and
Investors Bank and Trust Company           Treasurer                 Compliance, Investors Bank and Trust Company (since 1996)
200 Clarendon Street                                              Formerly, Assistant Manager, Fund Compliance, Scudder,
Boston, MA 02116                                                     Stevens & Clark (1992-1996)

Susan C. Mosher (45)                       Secretary              Director & Senior Counsel, Mutual Fund Administration,
Investors Bank and Trust Company                                     Investors Bank and Trust Company (since 1995)
200 Clarendon Street                                              Formerly, Associate Counsel, 440 Financial Group
Boston, MA 02116                                                     (1992-1995)

Sandra I. Madden (33)                      Assistant              Associate Counsel, Mutual Fund Administration, Investors
Investors Bank and Trust Company           Secretary                 Bank and Trust Company (since 1999)
200 Clarendon Street                                              Formerly, Associate, Scudder Kemper Investments, Inc.
Boston, MA 02116                                                     (1996-1999)

* Mr. Most is deemed to be an "interested person" (as defined in the 1940 Act) of the Trust and the Fund. He serves as Director to iShares, Inc., an investment company with 23 investment portfolios also advised by BGFA, and is a consultant to BGI.

Remuneration of Trustees and Officers. The Trust pays each Trustee an annual fee of $50,000 plus a per meeting fee of $500 for meetings of the Board attended by the Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

Assuming that four (4) regularly scheduled meetings and four (4) special meetings of the Board are held annually, it is estimated that the compensation paid to each Trustee during the calendar year ending December 31, 2000 will be:

                                                             Pension or                 Estimated           Total Estimated
                            Aggregate Estimated          Retirement Benefits              Annual              Compensation
                               Compensation               Accrued As Part of           Benefits Upon          from Fund and
Name of Trustee                from the Trust               Trust Expenses              Retirement             Fund Complex *
---------------             -------------------          --------------------          -------------        -----------------
Nathan Most                       $54,000                    Not Applicable.           Not Applicable.            $ 121,500
Thomas E. Flanigan                $54,000                    Not Applicable.           Not Applicable.        Not Applicable.
Richard K. Lyons                  $54,000                    Not Applicable.           Not Applicable.        Not Applicable.
George G. C. Parker               $54,000                    Not Applicable.           Not Applicable.        Not Applicable.

*   As of May 31, 2000, there were 59 investment companies in the BGFA Fund
Complex.

As of the date of this Prospectus, the Trust has been organized for less than one full calendar year and therefore does not report the total remuneration for the preceding fiscal year.

No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.

Investment Advisor. BGFA serves as investment advisor to the Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions (which are included in NAV), distribution fees and extraordinary expenses. For its investment management services to the Fund, BGFA will be paid a management fee equal to the Fund's allocable portion of the percentage listed below of the Fund's aggregate net assets.

iShares Index Fund                                               Management Fee
------------------                                               --------------
iShares S&P 100 Index Fund                                              %

The Investment Advisory Agreement with respect continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, Barclays Global Investors, N.A. ("BGI"), and BGFA from controlling, or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent, or custodian to the Fund or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

The Trust and BGFA have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. The Codes permit personnel subject to the Codes to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund.

Administrator, Custodian, Transfer Agent and Securities Lending Agent. Investors Bank & Trust Co. ("IBT") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Fund. Its principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, IBT provides necessary administrative and accounting services for the maintenance and operations of the Trust and the Fund. In addition, IBT makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, IBT maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records, and provides other services. IBT is required, upon the order of the Trust, to deliver securities held by IBT and to make payments for securities purchased by the Trust for the Fund. Also, under a Delegation Agreement, IBT is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, IBT acts as a transfer agent for the Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Under a Securities Lending Agency Agreement with the Trust, IBT acts as the Trust's agent for the purpose of lending Trust securities to third parties. As compensation for the foregoing services, IBT receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly.

Distributor. SEI Investments Distribution Company is the Distributor of iShares. Its principal address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a

Distribution Agreement with the Trust pursuant to which it distributes iShares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading Creation and Redemption of Creation Units

Aggregations. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60-days' written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Participating Parties (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor or to otherwise promote the sale of iShares.

Index Provider. The Fund will be based upon the S&P 100 Index, which is compiled and published by Standard & Poor's (a division of the The McGraw-Hill Companies, Inc.). Standard & Poor's is not affiliated with the Fund or with BGI or its affiliates. The Fund is entitled to use the Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with Standard & Poor's. BGI will provide the sub-licenses without charge to the Fund.

Brokerage Transactions

The policy of the Trust regarding purchases and sales of portfolio securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

It is expected that the Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

The Trust will not deal with affiliates in principal transactions unless permitted by the applicable rule or regulation or by exemptive order.

BGFA assumes general supervision over placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for the Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Additional Information Concerning the Trust

Capital Stock. The Trust was established as a Delaware business trust on December 16, 1999. The Trust currently is comprised of 36 funds. Each fund issues shares of beneficial interest, with no par value. The Board may designate additional funds.

Each iShare issued by the Fund has a pro rata interest in the assets of the Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all the funds of the Trust vote together as a single class except that, if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of the Fund's iShares and immediately prior to the commencement of trading in the Fund's iShares, a holder of iShares may be a "control person" of the Fund, as defined in the 1940 Act. The Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

The Trust does not have information concerning the beneficial ownership of iShares held by any Depository Trust Company ("DTC") Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Company, at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, officers and Trustees of the Fund and beneficial owners of 10% of the iShares of the Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Insiders should consult with their own legal counsel concerning their obligations under Section 16 of the Exchange Act.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

DTC Acts as Securities Depository for the iShares. iShares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the American Stock Exchange LLC (the "AMEX") and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells iShares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to the Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit Aggregation constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the Underlying Index ("Fund Securities") and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit", which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount" -- an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

BGFA, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, prior to the opening of business on the CBOE (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for the Fund Deposit for the Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the Fund's investment objective. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant". Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create iShares must be placed for one or more Creation Unit Aggregations. All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of the Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date". Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the Placement of Creation Orders for the Fund Using Clearing Process and the Placement of Creation Orders for the Fund Outside Clearing Process sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of the Fund through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of the Fund that effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders for the Fund Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Clearing Process. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through IBT to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for the Fund Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement preapproved by BGFA and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the second Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to IBT through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by IBT no later than 11:00 a.m., Eastern time, on the second Business Day immediately following such Transmittal Date.

An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if IBT does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. on the second Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created will occur no later than the third (3rd) Business Day following the day on which the purchase order is deemed received by the Distributor.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 10/100 of 1% (10 basis points) of the value of one Creation Unit as the time of creation.

Creation Unit Aggregations of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date and federal funds in the appropriate amount are deposited with IBT by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 11:00 a.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by IBT or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation

Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the CBOE for that date by IBT, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, IBT, the Distributor or BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, IBT or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, IBT, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units of iShares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. Purchasers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Purchasers of iShares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Investors are also responsible for payment of the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the creation transaction fee for the Fund.

                                                              Maximum Creation
Name of Fund                         Amount                   Transaction Fee*
-------------                        ------                   ----------------
iShares S&P 100 Index Fund            $500                         $2,000

* If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through IBT and only on a Business Day. The Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

Immediately prior to the opening of business on the CBOE (currently 9:30 a.m., Eastern time) on each Business Day BGFA makes available, through the NSCC and through the Distributor, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of the Fund or determination of its NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the redemption transaction fee for the Fund.

                                                                  Maximum
                                                                Redemption
Name of Fund                          Amount                  Transaction Fee
------------                          ------                  ---------------
iShares S&P 100 Index Fund             $500                       $2,000

Placement of Redemption Orders for the Fund Using Clearing Process. Orders to redeem Creation Unit Aggregations of the Fund through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by IBT not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for the Fund Outside Clearing Process. Orders to redeem Creation Unit Aggregations of the Fund outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of iShares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by IBT not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to IBT no later than 11:00 a.m., Eastern time, on the next Business Day immediately following such Transmittal Date (the "DTC Cut-Off-Time"); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.

To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Distributor, on behalf of the Fund, at or prior to the closing time of the regular trading session on the CBOE on the date such redemption request is submitted, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing iShares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 125% of the value of the missing iShares. The current procedures for collateralization of missing iShares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by IBT and marked to market daily, and that the fees of IBT and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the Fund, to purchase the missing iShares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by IBT according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to IBT by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of iShares of the Fund are delivered to IBT prior to the DTC Cut-Off- Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by IBT on such Transmittal Date. If, however, a redemption order is submitted to IBT by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of iShares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the iShares of the Fund are delivered through DTC to IBT by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such iShares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its iShares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Redemptions of iShares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the iShares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

Taxes

The following information also supplements and should be read in conjunction with the section in the Prospectus entitled Taxes.

The Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code (the "Code"). To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the company's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the company's total assets must be represented by cash and cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the company's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by the company (within the meaning of Section 851(b)(3)(B) of the Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. government securities or the securities of other regulated investment companies).

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

If the Fund holds or comes to hold foreign securities, it may be subject to foreign income taxes withheld at source. If the Fund is permitted to do so, it will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the iShares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fourteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and
(ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

If the Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

The Trust on behalf of the Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Federal Tax Treatment of Futures and Options Contracts. The Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for the Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement.

The Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing is only a summary of certain material tax consequences affecting the Fund and shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Determination of NAV

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Determining NAV.

The NAV per iShare of the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of per iShare for the Fund is calculated by IBT and determined as of the close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

In computing the Fund's NAV, the Fund's securities holdings are valued based on their last quoted current price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted bid price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by BGFA in accordance with procedures adopted by the Board.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled Shareholder Information.

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on iShares are distributed, as described below, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the Fund purchased in the secondary market.

Performance and Other Information

The performance of the Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return and cumulative total return.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years (or the life of the Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Average annual total return is calculated according to the following formula:
P(1 + T)/n/ = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period or fractional portion).

Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in the Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. However, currently the Trust does not make a dividend reinvestment option available to shareholders of iShares and such calculation is provided for informational purposes only. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it will not be expressed in terms of an average rate of return.

Quotations of cumulative total return or average annual total return reflect only the performance of a hypothetical investment in the Fund during the particular time period on which the calculations are based. Such quotations for the Fund will vary based on changes in market conditions and the level of the Fund's expenses, and no reported performance figure should be considered an indication of performance that may be expected in the future.

The cumulative and average total returns do not take into account federal or state income taxes which may be payable; total returns would, of course, be lower if such charges were taken into account.

Whenever the Trust calculates total return using the market values of iShares as reported by the CBOE, it will also calculate a similar total return using the Fund's NAV. The Trust may also provide reported closing price data for iShares and calculations of any applicable premiums or discounts against NAV on its website and in the Trust prospectuses and annual reports.

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Because there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

Because some of the Fund's investments may be denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Fund's investment performance. Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which the Fund invests, including, but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.

From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of open-end and closed-end investment companies with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.

In addition, in connection with the communication of its performance to current or prospective shareholders, the Fund also may compare those figures to the performance of certain unmanaged indices which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indices include, but are not limited to the following:

    .  Dow Jones Industrial Average
    .  Consumer Price Index
    .  Standard & Poor's 500 Composite Stock Price Index (S&P 500)
    .  NASDAQ OTC Composite Index
    .  NASDAQ Industrials Index
    . International Finance Corporation's (Global) Composite and (Investable) Composite Indices
    .  Morgan Stanley Capital International Indices
    .  NASDAQ Composite Index
    .  Wilshire 5000 Stock Index

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius, LLP, Washington, D.C., is counsel to the
Trust.

Independent Auditors. PricewaterhouseCoopers LLP, located at 333 Market Street, San Francisco, CA 94105, serve as the independent auditors and accountants of the Trust. They audit the funds' financial statements and perform other related audit services.

Financial Statements. The Fund is newly organized and has no financial statements at this time.

Part C

Other Information


Item 23   Exhibits


Exhibit Number          Description

(a)                     Agreement and Declaration of Trust (1)

(b)                     Amended and Restated By-Laws (1)

(c)                     Not applicable

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors (1)

(d.2) Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors for iShares S&P 100 Index Fund - to be filed by amendment

(e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company (1)

(e.2)                   Form of Authorized Participant Agreement (1)

(f)                     Not applicable

(g.1)                   Custodian Agreement between the Trust and Investors Bank
                        & Trust (1)

(g.2) Custodian Agreement between the Trust and Investors Bank & Trust for iShares S&P 100 Index Fund - to be filed by amendment

(g.3) Securities Lending Agency Agreement between Investors Bank & Trust and the Trust (1)

(g.4)                   Delegation Agreement between the Trust and Investors
                        Bank & Trust (1)

(h.1)                   Administration Agreement between the Trust and Investors
                        Bank & Trust (1)

(h.2) Administration Agreement between the Trust and Investors Bank & Trust for iShares S&P 100 Index Fund - to be filed by amendment

(h.3) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust (1)

(h.4) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust - to be filed by amendment

(h.5) Sublicence Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds (1)

(h.6) Sublicence Agreement between Barclays Global Investors, N.A. and the Trust for Dow Jones Funds (1)

(h.7) Sublicence Agreement between Barclays Global Investors, N.A. and the Trust for Russell Funds (1)

(h.8) Sublicence Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund - to be filed by amendment

(i)                     Legal Opinion and Consent of Counsel (1)

(j.1)                   Consent of Independent Accountants (1)

(j.2)                   Power of Attorney (1)

(k)                     Not Applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company (1)

(1.2) Letter of Representations between the Trust and Depository Trust Company (1)

(1.3) Letter of Representations between the Trust and Depository Trust Company for iShares S&P 100 Index Fund - to be filed by amendment

(m)                     Not applicable

(n)                     Not applicable

(o)                     Not applicable

(p.i)                   iShares Trust Code of Ethics (1)

(p.ii)                  Barclays Global Investors, N.A.
                        Code of Ethics (1)

__________________

(1) Exhibit is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000, to the Trust's initial registration statement on Form N-1A.


Item 24   Persons Controlled By or Under Common Control with Registrant

None


Item 25   Indemnification

     The Trust is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a)   Business and Other Connections of Investment Adviser

     The Trust is advised by Barclays Global Fund Advisors ("BGFA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position       Principal Business(es) During the last Two Fiscal
                        Years

Patricia Dunn           Director of BGFA and Chairman and Director of BGI
Director                45 Fremont Street, San Francisco, CA 94105

Garrett F. Bouton       Chairman of the Board of Directors of BGFA and Chief
Chairman                Operating Officer and Director of BGI
                        45 Fremont Street, San Francisco, CA  94105

Lawrence G. Tint        Director of BGFA and Director of BGI
Director                45 Fremont Street, San Francisco, CA  94105

Geoffrey Fletcher       Chief Financial Officer of BGFA and BGI
Chief Financial         45 Fremont Street San Francisco, CA 94105
Officer


Item 27  Principal Underwriters

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

The Fund's distributor, SEI Investments Distribution Company (the
"Distributor"), acts as distributor for:

SEI Daily Income Trust                    July 15, 1982
SEI Liquid Asset Trust                    November 29, 1982
SEI Tax Exempt Trust                      December 3, 1982
SEI Index Funds                           July 10, 1985
SEI Institutional Managed Trust           January 22, 1987
SEI  Institutional International Trust    August 30, 1988
The Advisors' Inner Circle Fund           November 14, 1991
The Pillar Funds                          February 28, 1992
CUFUND                                    May 1, 1992
STI Classic Funds                         May 29, 1992
First American Funds, Inc                 November 1, 1992
First American Investment Funds, Inc      November 1, 1992
The Arbor Fund                            January 28, 1993
Boston 1784 Funds                         June 1, 1993
The PBHG Funds, Inc                       July 16, 1993
The Achievement Funds Trust               December 27, 1994
Bishop Street Funds                       January 27, 1995
STI Classic Variable Trust                August 18, 1995

ARK Funds                                 November 1, 1995
Huntington Funds                          January 11, 1996
SEI Asset Allocation Trust                April 1, 1996
TIP Funds                                 April 28, 1996
SEI Institutional Investments Trust       June 14, 1996
First American Strategy Funds, Inc        October 1, 1996
HighMark Funds                            February 15, 1997
Armada Funds                              March 8, 1997
PBHG Insurance Series Fund, Inc           April 1, 1997
The Expedition Funds                      June 9, 1997
Alpha Select Funds                        January 1, 1998
Oak Associates Funds                      February 27, 1998
The Nevis Fund, Inc                       June 29, 1998
CNI Charter Funds                         April 1, 1999
Armada Advantage Fund                     May 1, 1999
Amerindo Funds Inc.                       July 13, 1999
Huntington VA Funds                       October 15, 1999
Friends Ivory Funds                       December 16, 1999
SEI Insurance Products Trust              March 29, 2000
iShares MSCI Index Fund, Inc.             March 27, 2000


     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services and automated execution, clearing and settlement of securities transactions.

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 1 Freedom Valley Drive, Oaks, PA 19456.

--------------------------------------------------------------------------------------------

     Name                Position and Office                          Positions and Office
                          with Underwriter                              with Registrant

--------------------------------------------------------------------------------------------
Alfred P. West, Jr.      Director, Chairman of the Board of Directors        None
Richard B. Lieb          Director, Executive Vice President                  None
Carmen V. Romeo          Director                                            None
Mark J. Held             President & Chief Operating Officer                 None
Gilbert L. Beebower      Executive Vice President                            None
Dennis J. McGonigle      Executive Vice President                            None
Robert M. Silvestri      Chief Financial Officer & Treasurer                 None
Leo J. Dolan, Jr         Senior Vice President                               None
Carl A. Guarino          Senior Vice President                               None
Jack May                 Senior Vice President                               None
Hartland J. McKeown      Senior Vice President                               None
Kevin P. Robins          Senior Vice President & General Counsel             None

Patrick K. Walsh          Senior Vice President                         None
Robert Aller              Vice President                                None
Todd Cipperman            Senior Vice President & General Counsel       None
S. Courtney E. Collier    Vice President & Assistant Secretary          None
Robert Crudup             Vice President & Managing Director            None
Richard A. Deak           Vice President & Assistant Secretary          None
Barbara Doyne             Vice President                                None
Jeff Drennen              Vice President                                None
James R. Foggo            Vice President & Assistant Secretary          None
Vic Galef                 Vice President & Managing Director            None
Lydia A. Gavalis          Vice President & Assistant Secretary          None
Greg Gettinger            Vice President & Assistant Secretary          None
Kathy Heilig              Vice President                                None
Jeff Jacobs               Vice President                                None
Samuel King               Vice President                                None
Kim Kirk                  Vice President & Managing Director            None
John Krzeminski           Vice President & Managing Director            None
Carolyn McLaurin          Vice President & Managing Director            None
Mark Nagle                Vice President                                None
Joanne Nelson             Vice President                                None
Cynthia M. Parrish        Vice President & Secretary                    None
Rob Redican               Vice President                                None
Maria Rinehart            Vice President                                None
Steve Smith               Vice President                                None
Daniel Spaventa           Vice President                                None
Kathryn L. Stanton        Vice President                                None
Lynda J. Striegel         Vice President & Assistant Secretary          None
Lori L. White             Vice President & Assistant Secretary          None
Wayne M. Withrow          Senior Vice President & Managing Director     None
Timothy Barto             Vice President & Assistant Secretary          None
Christine McCullogh       Vice President & Assistant Secretary          None

Item 28   Location of Accounts and Records

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the "Records") at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distributor Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29   Management Services.

Not applicable.

Item 30   Undertaking

Not applicable.

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 15th day of June, 2000.



              By: /s/ Nathan Most
                 -------------------------------------
                  Nathan Most
                  President and Treasurer


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                 Thomas E. Flanigan
                 -------------------------------------
                 Thomas E. Flanigan
                 Trustee


                 Richard K. Lyons
                 -------------------------------------
                 Richard K. Lyons
                 Trustee


                 George G. C. Parker
                 -------------------------------------
                 George G. C. Parker
                 Trustee


              By: /s/  Danell Doty
                 -------------------------------------
                  Danell Doty
                  Attorney in fact
                  Date: June 16, 2000


              By: /s/ Nathan Most
                 -------------------------------------
                 Nathan Most
                 Trustee, President and Treasurer
                 Date: June 15, 2000

                                 Exhibit Index


Exhibit Number          Description

(a)                     Agreement and Declaration of Trust (1)

(b)                     Amended and Restated By-Laws (1)

(c)                     Not applicable

(d) Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors - to be filed by amendment

(e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company (1)

(e.2)                   Form of Authorized Participant Agreement (1)

(f)                     Not applicable

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust - to be filed by amendment

(g.2) Securities Lending Agency Agreement between Investors Bank & Trust and the Trust (1)

(g.3)                   Delegation Agreement between the Trust and
                        Investors Bank & Trust (1)

(h.1) Administration Agreement between the Trust and Investors Bank & Trust - to be filed by amendment

(h.2) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust - to be filed by amendment

(h.3) Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds - to be filed by amendment

(i) Legal Opinion and Consent of Counsel - to be filed by amendment

(j.1) Consent of Independent Accountants to be filed by amendment

(j.2)                   Power of Attorney (1)

(k)                     Not Applicable

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company (1)

(1.2) Letter of Representations between the Trust and Depository Trust Company - to be filed by amendment

(m)                     Not applicable

(n)                     Not applicable

(o)                     Not applicable

(p.i)                   iShares Trust Code of Ethics (1)

(p.ii)                  Barclays Global Investors, N.A.
                        Code of Ethics (1)

__________________

(1) Exhibit is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000, to the Trust's initial registration statement on Form N-1A.